Share Capital and Reserves (Details 5)	12 Months Ended
	Aug. 31, 2017 shares Year $ / shares	Aug. 31, 2016 shares
Disclosure of classes of share capital [line items]
Number of Options	155,000	38,300
Exercise Price 12.00 [Member]
Disclosure of classes of share capital [line items]
Number of Options	5,000
Options Outstanding Weighted Average Remaining Life (Years) | Year	2.20
Expiry Date	Nov. 11, 2019
Number of options exercisable	5,000
Weighted average exercise price options exercisable | $ / shares	$ 0.50
Exercise Price 15.00 [Member]
Disclosure of classes of share capital [line items]
Number of Options	70,000
Options Outstanding Weighted Average Remaining Life (Years) | Year	4.02
Expiry Date	Sep. 08, 2021
Number of options exercisable	35,000
Weighted average exercise price options exercisable | $ / shares	$ 3.79
Exercise Price 13.00 [Member]
Disclosure of classes of share capital [line items]
Number of Options	80,000
Options Outstanding Weighted Average Remaining Life (Years) | Year	4.02
Expiry Date	Sep. 08, 2021
Number of options exercisable	80,000
Weighted average exercise price options exercisable | $ / shares	$ 4.38